Financial Liabilities: Interest-bearing Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Financial Liabilities: Interest-bearing Loans and Borrowings
Schedule of new A-Class newbuilds

As of 31 December 2023			Committed (EUR millions)[1]		Related derivatives contracts
						IRS nominal
	Interest rate	Maturity	Utilised	Unused	Average IRS rate	(EUR millions)
Secured
New Debt Facility (RCF)	3 months EURIBOR + 2.4%	2031	162	288	2.7%	150
New Debt Facility - Guarantee	0.80% - 1.20%	2026	45	55
Total New Debt Facility			207	343
P-Class Facility	3 months EURIBOR + (0.90% - 2.4%)	2035		425	3.0%	203
M-Class Facility (USD 436 million)	SOFR + 2.4%	2035		394
Unsecured
HoldCo Facility	3 months EURIBOR + 4%	2028	50	—
Total (excluding Guarantee facility)			212	1,107

1 As of 31 December 2022, Debt Facility (RCF) amounted to EUR 150 million of which EUR 115 million were utilised.